Basis of Preparation and Summary of Significant Accounting Policies - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014	Dec. 30, 2019	Jul. 24, 2019	Dec. 20, 2018	Feb. 16, 2018	Aug. 22, 2017	Apr. 14, 2017
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Depreciation method property plant and equipment	decrease in inflation rate in subsequent years led the three-year cumulative rate as of the end of 2014 to decrease to 65%.
Three-year cumulative inflation rate				65.00%
Salary calculation period	30 days
Employee payments	₺ 2,548,195	₺ 2,069,142	₺ 1,787,116
Discount rate used for calculating employee termination benefit	3.60%	4.41%
Percentage of revenues comprised	7.25%
Financial assets		₺ 255,019	221,190
Finance income	₺ 297,450	1,677,114	597,246
Finance costs	₺ (2,025,118)	(3,364,072)	(920,112)
Credit risk [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Finance costs		(34,253)	(15,119)
Turkcelle Odeme [Member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Finance income		177,203	₺ 109,337
Trade receivables from related party		32,012
Turkcell Finansman A.S. [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Financial loan sold					₺ 69,183	₺ 45,983	₺ 56,716	₺ 90,272	₺ 89,607	₺ 87,589
Inteltek Internet Teknoloji Yatirim Ve Danismanlik A.S [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Percentage of net earnings to gross earning	1.40%
Azerinteltek [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Revenue commission percentage	15.00%
Maritime Affairs and Communications [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Revenue from operations	₺ 191,235	376,765
Bottom of range [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Percentage of voting rights in associates	20.00%
Employee payments	₺ 6,380	₺ 5,434
Bottom of range [member] | Credit risk [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Credit risk percentage hedging instrument	80.00%
Top of range [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Percentage of voting rights in associates	50.00%
Top of range [member] | Credit risk [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Credit risk percentage hedging instrument	125.00%